Note 6 - Concentrations - Summary of Long-lived Assets by Area -10-Q (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Property and equipment, net	$ 184	$ 183	$ 227
UNITED STATES
Property and equipment, net	175	174	213
Non-US [Member]
Property and equipment, net	$ 9	$ 9	$ 14